CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Total	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Branded Online Inc dba Nogin [Member]	Branded Online Inc dba Nogin [Member] Common Stock [Member]	Branded Online Inc dba Nogin [Member] Additional Paid-in Capital [Member]	Branded Online Inc dba Nogin [Member] Treasury Stock [Member]	Branded Online Inc dba Nogin [Member] Accumulated Deficit [Member]	Common Class A [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Class A Redeemable Convertible Preferred Stock [Member] Branded Online Inc dba Nogin [Member] Convertible Redeemable Preferred Stock [Member]	Class B Redeemable Convertible Preferred Stock [Member] Branded Online Inc dba Nogin [Member] Convertible Redeemable Preferred Stock [Member]
Beginning Balance at Dec. 31, 2018				$ (12,158,000)	$ 1,000	$ 4,282,000	$ (1,280,000)	$ (15,161,000)				$ 4,687,000	$ 6,502,000
Beginning Balance, Shares at Dec. 31, 2018					9,152,060							2,042,483	1,459,462
Repurchase of common stock				(50,000)		(104,000)	(50,000)	104,000
Repurchase of common stock, Shares					(22,702)
Net income (loss)				0
Ending Balance at Dec. 31, 2019				(12,208,000)	$ 1,000	4,178,000	(1,330,000)	(15,057,000)				$ 4,687,000	$ 6,502,000
Ending Balance, Shares at Dec. 31, 2019					9,129,358							2,042,483	1,459,462
Stock-based compensation				130,000		130,000
Net income (loss)				(1,140,000)				(1,140,000)
Ending Balance at Dec. 31, 2020				(13,218,000)	$ 1,000	4,308,000	(1,330,000)	(16,197,000)				$ 4,687,000	$ 6,502,000
Ending Balance, Shares at Dec. 31, 2020					9,129,358							2,042,483	1,459,462
Stock-based compensation				32,000		32,000
Net income (loss)				2,325,000				2,325,000
Ending Balance at Jun. 30, 2021	$ 24,001	$ 24,425	$ (999)	(10,861,000)	$ 1,000	4,340,000	(1,330,000)	(13,872,000)		$ 0	$ 575	$ 4,687,000	$ 6,502,000
Ending Balance, Shares at Jun. 30, 2021					9,129,358					0	5,750,000	2,042,483	1,459,462
Beginning Balance at Dec. 31, 2020				(13,218,000)	$ 1,000	4,308,000	(1,330,000)	(16,197,000)				$ 4,687,000	$ 6,502,000
Beginning Balance, Shares at Dec. 31, 2020					9,129,358							2,042,483	1,459,462
Proceeds allocated to Public Warrants									$ (12,492,109)
Remeasurement of Class A common stock to redemption value									(28,232,249)
Stock-based compensation				53,000		53,000
Net income (loss)				(65,000)				(65,000)
Ending Balance at Dec. 31, 2021	(8,423,597)	0	(8,424,167)	(13,230,000)	$ 1,000	4,361,000	(1,330,000)	(16,262,000)		$ 0	$ 570	$ 4,687,000	$ 6,502,000
Ending Balance, Shares at Dec. 31, 2021					9,129,358					0	5,701,967	2,042,483	1,459,462
Beginning Balance at Jan. 04, 2021	0	0	0							$ 0	$ 0
Beginning Balance, Shares at Jan. 04, 2021										0	0
Issuance of Class B common stock to Sponsor	25,000	24,425	0								$ 575
Issuance of Class B common stock to Sponsor, Shares											5,750,000
Net income (loss)	(1,000)	0	(1,000)								$ 0
Ending Balance at Mar. 31, 2021	24,000	24,425	(1,000)							$ 0	$ 575
Ending Balance, Shares at Mar. 31, 2021										0	5,750,000
Beginning Balance at Jan. 04, 2021	0	0	0							$ 0	$ 0
Beginning Balance, Shares at Jan. 04, 2021										0	0
Remeasurement of Class A common stock to redemption value	0
Net income (loss)	(999)
Ending Balance at Jun. 30, 2021	24,001	24,425	(999)	(10,861,000)	$ 1,000	4,340,000	(1,330,000)	(13,872,000)		$ 0	$ 575	$ 4,687,000	$ 6,502,000
Ending Balance, Shares at Jun. 30, 2021					9,129,358					0	5,750,000	2,042,483	1,459,462
Beginning Balance at Jan. 04, 2021	0	0	0							$ 0	$ 0
Beginning Balance, Shares at Jan. 04, 2021										0	0
Proceeds allocated to Public Warrants									(12,492,109)
Allocated value of transaction costs to warrants	737,120
Remeasurement of Class A common stock to redemption value									(28,232,249)
Net income (loss)	(1,954,091)
Ending Balance at Dec. 31, 2021	(8,423,597)	0	(8,424,167)	(13,230,000)	$ 1,000	4,361,000	(1,330,000)	(16,262,000)		$ 0	$ 570	$ 4,687,000	$ 6,502,000
Ending Balance, Shares at Dec. 31, 2021					9,129,358					0	5,701,967	2,042,483	1,459,462
Beginning Balance at Mar. 31, 2021	24,000	24,425	(1,000)							$ 0	$ 575
Beginning Balance, Shares at Mar. 31, 2021										0	5,750,000
Net income (loss)	1	0	1								$ 0
Ending Balance at Jun. 30, 2021	24,001	24,425	(999)	(10,861,000)	$ 1,000	4,340,000	(1,330,000)	(13,872,000)		$ 0	$ 575	$ 4,687,000	$ 6,502,000
Ending Balance, Shares at Jun. 30, 2021					9,129,358					0	5,750,000	2,042,483	1,459,462
Sale of 20,000,000 Units, net of underwriting discounts and offering expenses	0	0	0								$ 0
Proceeds allocated to Public Warrants	12,492,109	12,492,109	0								0
Allocated value of transaction costs to warrants	(737,120)	(737,120)	0								0
Adjustment of carrying value to initial redemption value	(28,232,249)	(21,762,173)	(6,470,076)								0
Sale of 9,000,000 Private Placement Warrants\Warrant issuance	9,982,754	9,982,754	0								0
Forfeiture of Founder Shares	0	5	0								$ (5)
Forfeiture of Founder Shares, Shares											(48,033)
Net income (loss)	(690,854)	0	(690,854)								$ 0
Ending Balance at Sep. 30, 2021	(7,161,359)	0	(7,161,929)								$ 570
Ending Balance, Shares at Sep. 30, 2021										0	5,701,967
Net income (loss)	(1,262,238)	0	(1,262,238)								$ 0
Ending Balance at Dec. 31, 2021	(8,423,597)	0	(8,424,167)	(13,230,000)	$ 1,000	4,361,000	(1,330,000)	(16,262,000)		$ 0	$ 570	$ 4,687,000	$ 6,502,000
Ending Balance, Shares at Dec. 31, 2021					9,129,358					0	5,701,967	2,042,483	1,459,462
Remeasurement of Class A common stock to redemption value									0
Net income (loss)	(1,179,868)	0	(1,179,868)								$ 0
Ending Balance at Mar. 31, 2022	(9,603,465)	0	(9,604,035)							$ 0	$ 570
Ending Balance, Shares at Mar. 31, 2022										0	5,701,967
Beginning Balance at Dec. 31, 2021	(8,423,597)	0	(8,424,167)	(13,230,000)	$ 1,000	4,361,000	(1,330,000)	(16,262,000)		$ 0	$ 570	$ 4,687,000	$ 6,502,000
Beginning Balance, Shares at Dec. 31, 2021					9,129,358					0	5,701,967	2,042,483	1,459,462
Allocated value of transaction costs to warrants	737,120
Sale of 9,000,000 Private Placement Warrants\Warrant issuance				713,000		713,000
Remeasurement of Class A common stock to redemption value	(34,916)
Stock-based compensation				83,000		83,000
Net income (loss)	(1,741,347)			(20,915,000)				(20,915,000)
Ending Balance at Jun. 30, 2022	(10,199,860)	0	(10,200,430)	(33,349,000)	$ 1,000	5,157,000	(1,330,000)	(37,177,000)		$ 0	$ 570	$ 4,687,000	$ 6,502,000
Ending Balance, Shares at Jun. 30, 2022					9,129,358					0	5,701,967	2,042,483	1,459,462
Beginning Balance at Mar. 31, 2022	(9,603,465)	0	(9,604,035)							$ 0	$ 570
Beginning Balance, Shares at Mar. 31, 2022										0	5,701,967
Remeasurement of Class A common stock to redemption value	(34,916)	0	(34,916)						$ (34,916)		$ 0
Net income (loss)	(561,479)	0	(561,479)								0
Ending Balance at Jun. 30, 2022	$ (10,199,860)	$ 0	$ (10,200,430)	$ (33,349,000)	$ 1,000	$ 5,157,000	$ (1,330,000)	$ (37,177,000)		$ 0	$ 570	$ 4,687,000	$ 6,502,000
Ending Balance, Shares at Jun. 30, 2022					9,129,358					0	5,701,967	2,042,483	1,459,462